Financial instruments - Fair values and risk management - Additional information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel derivative	Dec. 31, 2018 USD ($) forward_cap_contract derivative		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[2]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 296,954,000	$ 173,133,000	[1],[2]	$ 143,648,000	[2]	$ 206,689,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Number of derivative instruments held | forward_cap_contract		2
Percent of floating interest rates hedged	50.00%
Loss before income tax	$ (112,230,000)	$ 110,070,000	[2],[3],[4]	$ (1,383,000)	[2],[3],[4]
Amount reclassified from hedging reserve	4,900,000	0
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	297,000,000	173,100,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	1,000
Interest rate risk | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Credit exposure	$ 1,346,239,000	$ 1,620,344,000
Sensitivity analysis, reasonably possible change in risk variable, percent	0.50%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	12.50%	12.90%		16.50%
Sensitivity analysis, reasonably possible change in risk variable, percent	10.00%
One client | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	7.00%	7.00%		10.00%
Customer Concentration Risk | One client | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	3.82%	0.54%
Customer Concentration Risk | TI Pool | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	47.45%	52.24%
Joint ventures
Disclosure of detailed information about financial instruments [line items]
Guaranteed portion of related party debt	$ 69,600,000
Cash flow hedges | Forward cap contracts (Note 10)
Disclosure of detailed information about financial instruments [line items]
Number of derivative instruments held | derivative	2	2
Derivative notional amount	$ 200,000,000	$ 200,000,000

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	.
[3]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[4]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.